Label	Element	Value
Virtus Duff & Phelps Global Infrastructure Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated February 10, 2026 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, pertaining to the Fund, each dated January 28, 2026

IMPORTANT NOTICE TO INVESTORS

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnote are hereby replaced with the following:

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Duff & Phelps Global Infrastructure Fund
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Virtus Duff & Phelps Global Infrastructure Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 670
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,199
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,978
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	925
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,199
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,978
Virtus Duff & Phelps Global Infrastructure Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.01%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,236
Virtus Duff & Phelps Global Infrastructure Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	494
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,103
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	282
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	494
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,103

[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

[2]	Estimated for current fiscal year, as annualized.